Income Taxes - Additional Information (Detail) $ in Thousands			12 Months Ended
	Aug. 16, 2022	Mar. 11, 2021 USD ($) Employee	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated			100.00%	100.00%	100.00%
Valuation allowance			$ 8,171	$ 5,107
Gross unrecognized tax benefits			7,752	6,727	$ 6,505	$ 5,367
Unrecognized tax benefits that, if recognized, would affect the effective tax rate			6,457	5,636
Estimated accrued interest and penalties resulting from unrecognized tax benefits			1,343	$ 1,211
Foreign subsidiaries earnings			$ 148,000
Effective income tax rate reconciliation, Percent			15.20%	20.50%	19.20%
America Rescue Plan Act of 2021
Income Taxes [Line Items]
Number Of Additional Most Highly Compensated Individuals | Employee		5
Annual Cap On Compensation		$ 1,000
Inflation Reduction Act [Member]
Income Taxes [Line Items]
Percentage of excise tax on stock repurchases	1.00%		1.00%
Effective income tax rate reconciliation, Percent	15.00%
State and other
Income Taxes [Line Items]
Net operating loss carry forwards			$ 165,951
State and other | Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date			2026
Foreign
Income Taxes [Line Items]
Net operating loss carry forwards			$ 14,916
Foreign | Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date			2042
Foreign | Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date			2036
Federal
Income Taxes [Line Items]
Net operating loss carry forwards			$ 0